VARIABLE INTEREST ENTITIES ("VIEs") - Summary of Bareboat Charters (Details) - Variable interest entity, primary beneficiary $ in Thousands	Dec. 31, 2021 USD ($)
ICBCL | Golar Glacier
Variable Interest Entity [Line Items]
2022	$ 17,100
2023	4,451
2024	0
2025	0
2026	0
2027+	0
ICBCL | Golar Kelvin
Variable Interest Entity [Line Items]
2022	19,710
2023	19,710
2024	18,468
2025	0
2026	0
2027+	0
ICBCL | Golar Snow
Variable Interest Entity [Line Items]
2022	17,100
2023	3,608
2024	0
2025	0
2026	0
2027+	0
ICBCL | Golar Ice
Variable Interest Entity [Line Items]
2022	19,710
2023	19,710
2024	19,764
2025	162
2026	0
2027+	0
CCBFL | Golar Seal
Variable Interest Entity [Line Items]
2022	13,717
2023	13,754
2024	13,717
2025	13,717
2026	0
2027+	0
COSCO | Golar Crystal
Variable Interest Entity [Line Items]
2022	10,659
2023	10,622
2024	10,593
2025	10,534
2026	10,500
2027+	1,753
CSSC | Hilli
Variable Interest Entity [Line Items]
2022	105,509
2023	101,717
2024	98,016
2025	94,133
2026	90,341
2027+	107,583
AVIC | Golar Bear
Variable Interest Entity [Line Items]
2022	15,755
2023	15,153
2024	14,562
2025	13,949
2026	13,347
2027+	$ 2,721